Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
(Loss) for the year, attributable to the owners of the Company (basic), Continuing operations	€ (74,894)	€ (46,542)	€ (30,189)
(Loss) for the year, attributable to the owners of the Company (basic)	€ (74,874)	€ (46,542)	€ (30,189)
Earnings per Share Basic [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Ordinary and Preferred A shares as at January 1	880,000	16	16
Weighted-average number of Ordinary and Preferred A shares as at December 31	869,839	880,000	880,000
Earnings per Share Basic [Member] | Share split [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued		48	48
Earnings per Share Basic [Member] | Conversion of distributable reserves into shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued		879,936	879,936
Earnings per Share Basic [Member] | Treasury shares and RSP 2020 shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	(11,612)
Earnings per Share Basic [Member] | RSP Shared Vested [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	1,451